Convertible Notes Payable - Related Parties (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 20, 2022	Jan. 25, 2021	Aug. 31, 2023	May 31, 2021	Jan. 31, 2021	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable				$ 3,150,000	$ 525,000								$ 525,000
Accured interest					$ 35,496			$ 229,261		$ 110,905			$ 32,856
Debt conversion converted shares					186,832
Debt instrument, conversion price					$ 3.00
Debt conversion description				The 2021 Notes were issued with an Original Issue Discount (“OID”) of five percent (5%), a term of six months, an annual interest rate of eight percent (8%) and convertible into shares of the Company’s common stock at a conversion price of $6.00 per share.
Debt conversion converted warrants				525,000
Original issues discounts		$ 22,300
Warrant and beneficial conversion features											$ 1,446,530
Shares issued in Public Offering, shares								300,000
Shares issued in Public Offering						$ 3,450,675		$ 192,000			28,318,314
Warrants, exercise price								$ 2.79
Value of shares							$ 277,500			277,500	560,496
Fair value of warrants										937,209
Loss on extinguishment		$ (669,200)			$ (669,200)			$ 1,120,333			(34,499)
Warrant [Member]
Short-Term Debt [Line Items]
Warrants, exercise price												$ 2.79
Number of shares issued			1,200,000
Value of shares			$ 1,118,400
Fair value of warrants								196,730
Convertible Promissory Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 2,500,000
Convertible Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable				500,000
Convertible Promissory Notes Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 150,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Accured interest											35,496
Interest expense											1,736,106
Amortization of origination shares and warrants discounts											604,031
Original issues discounts											157,500
Warrant and beneficial conversion features											$ 1,446,530
Number of shares issued											186,832
Twenty Twenty Two Convertible Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 1,500,000
Debt conversion converted warrants	1,100,000
Twenty Twenty Two Convertible Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 500,000
Debt conversion converted warrants	360,000
2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price	$ 2.79
Interest expense								$ 118,359		1,286,368
Amortization of origination shares and warrants discounts										1,104,477
Notes payable, maturity date	Oct. 20, 2022
Shares issued in Public Offering, shares	250,000
Shares issued in Public Offering	$ 277,500
Original issuance discount	5.00%
Legal fees	$ 10,000
Warrants term	5 years
Warrants, exercise price	$ 2.79
Fair value of shares and warrants issued	$ 984,477
Amortization of origination shares and warrants discounts										$ 1,104,477
Notes payable, extended maturity date	Jan. 31, 2024
Number of shares issued	250,000									250,000
Value of shares	$ 277,500									$ 277,500
Original issuance discount	8.00%
2022 Convertible Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 1,500,000
Debt conversion converted warrants	1,100,000
2022 Convertible Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 500,000
Debt conversion converted warrants	360,000
Amended Note [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price								$ 0.93
Warrants, exercise price								$ 0.93
Fair value of conversion features								$ 923,603
Amended Note [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants, exercise price								$ 6.00
Outstanding warrants								500,000
Amended Note [Member] | Warrant One [Member]
Short-Term Debt [Line Items]
Warrants, exercise price								$ 2.79
Outstanding warrants								1,460,000
Amended Note [Member] | Warrant Two [Member]
Short-Term Debt [Line Items]
Warrants, exercise price								$ 1.00
Outstanding warrants								800,000